ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2013
Statement of Financial Position [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Changes in Accumulated Other Comprehensive Income/(Loss) by Component

	Hedges	Investment Securities	Pension and Other Retiree Benefits	Financial Statement Translation	Total
Balance at June 30, 2012	$(3,673)	$(3)	$(5,300)	$(357)	$(9,333)
OCI before reclassifications (1)	363	(24)	731	710	1,780
Amounts reclassified from AOCI	(219)	—	273	—	54
Net current period OCI	144	(24)	1,004	710	1,834
Balance at June 30, 2013	(3,529)	(27)	(4,296)	353	(7,499)
(1) Net of tax of $94, $5 and $496 for gains and losses on hedges, investment securities and pension and other retiree benefit items, respectively.

Reclassifications out of Accumulated Other Comprehensive Income [Table Text Block]

Reclassifications out of Accumulated Other Comprehensive Income/(Loss)
Year ended June 30	2013
HEDGES (1)
Interest rate contracts	$6
Foreign exchange contracts	215
Total before-tax	221
Tax (expense)/benefit	(2)
Net of tax	219

PENSION AND OTHER RETIREE BENEFITS (2)
Amortization of deferred amounts	2
Recognized net actuarial gains/(losses)	(412)
Curtailments and settlements	(4)
Total before-tax	(414)
Tax (expense)/benefit	141
Net of tax	(273)
TOTAL RECLASSIFICATIONS, NET OF TAX	(54)
(1) See Note 5 for classification of these items in the Consolidated Statement of Earnings.
(2) Reclassified from AOCI into costs of products sold and SG&A. These components are included in the computation of net periodic pension cost (see Note 9 for additional details).